Business Acquisitions and Divestitures - Discontinued Operations (Details) € in Millions, $ in Millions					12 Months Ended
	Jul. 13, 2022 EUR (€)	Aug. 05, 2021 EUR (€)	May 10, 2021 USD ($)	May 10, 2021 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2021	May 20, 2021	May 10, 2021 EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of tax					$ 0	$ 391	$ 0
4.750% Senior Secured Euro Notes due February 2023 | Senior Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stated interest rate on debt (as a percent)					4.75%	4.75%		4.75%	4.75%
Discontinued Operations, Disposed of by Sale | Italian B2C Gaming Machine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price			$ 1,000							€ 950
Cash consideration | €	€ 125	€ 100		€ 725
Disposal group, cash and restricted cash			139
Gain on sale of discontinued operations before provision for income taxes			396			$ 396	$ 0
Gain on sale of discontinued operations, net of tax			$ 391